Vessels, net and Advances for vessel acquisition	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net and Advances for vessel acquisition

5.       Vessels, net and Advances for vessel acquisition

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2022	233,738	(107,776)	15,927	(11,165)	130,724
Additions	176	—	142	—	318
Depreciation & Amortization	—	(2,635)	—	(2,053)	(4,688)
Balance at June 30, 2022	233,914	(110,411)	16,069	(13,218)	126,354

For the purpose of the unaudited condensed consolidated statement of comprehensive income/(loss), depreciation, as stated in the income statement component, comprises the following:

For the period ended June 30, 2022
Vessels depreciation	2,635
Depreciation on office furniture and equipment	20
Depreciation of right of use asset	171
Total	2,826

No impairment or reversal of impairment was recognized for both the first half of 2022 and 2021.

On April 29, 2022, the Company entered into a contract, through its subsidiary, Calypso Shipholding S.A., for the construction and purchase of one fuel efficient bulk carrier of about 64,000 dwt vessel. The vessel will be built at Nihon Shipyard Co. in Japan and is scheduled to be delivered during the first half of 2024. The total consideration for the construction of the vessel is approximately $37.5 million, which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the 1st instalment of $7.4 million.

On May 13, 2022, the Company has signed two contracts, through its subsidiaries, Daxos Maritime Limited and Paralus Shipholding S.A., for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The sister vessels will be built at Nantong COSCO KHI Ship Engineering Co. in China with the first one scheduled to be delivered during the third quarter of 2024 and the second one scheduled during the fourth quarter of 2024. The total consideration for the construction of both vessels is approximately $70.3 million, which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the 1st instalment of $13.8 million for both vessels under construction.